UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3493

American Federation of Labor and

Congress of Industrial Organizations

Housing Investment Trust*

(Exact name of registrant as specified in charter)

1127 25th Street, N.W., Suite 500

Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Corey F. Rose, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-1110

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 - June 30, 2022

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1.	Proxy Voting Record.

The AFL-CIO Housing Investment Trust did not hold shares of any issuer that considered matters at a shareholder meeting during the most recent twelve-month period ended June 30, 2022.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

/s/ Chang Suh

Chang Suh

Chief Executive Officer

(Principal Executive Officer)

Date: August 29, 2022

/s/ Harpreet Peleg

Harpreet Peleg

Chief Financial Officer

(Principal Financial Officer)

Date: August 16, 2022